Summary of Significant Accounting Policies - Summary of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Capital revenue	$ 379,210	$ 163,927	$ 646,261	$ 291,643
Fee for service and other revenue	13,953	7,279	27,037	14,861
Total revenue	$ 393,163	$ 171,206	$ 673,298	$ 306,504
Percentage of capital revenue	96.50%	95.80%	96.00%	95.20%
Percentage of fee for service and other revenue	3.50%	4.20%	4.00%	4.80%
Total revenue	100.00%	100.00%	100.00%	100.00%
Medicare
Disaggregation of Revenue [Line Items]
Capital revenue	$ 334,700	$ 129,385	$ 561,079	$ 235,395
Percentage of capital revenue	85.10%	75.60%	83.30%	76.80%
Other capitated revenue
Disaggregation of Revenue [Line Items]
Capital revenue	$ 44,510	$ 34,542	$ 85,182	$ 56,248
Percentage of capital revenue	11.40%	20.20%	12.70%	18.40%
Fee-for-service
Disaggregation of Revenue [Line Items]
Fee for service and other revenue	$ 4,389	$ 1,246	$ 8,937	$ 3,011
Percentage of fee for service and other revenue	1.10%	0.70%	1.30%	1.00%
Pharmacy
Disaggregation of Revenue [Line Items]
Fee for service and other revenue	$ 8,217	$ 5,718	$ 15,523	$ 11,054
Percentage of fee for service and other revenue	2.10%	3.30%	2.30%	3.60%
Other
Disaggregation of Revenue [Line Items]
Fee for service and other revenue	$ 1,347	$ 315	$ 2,577	$ 796
Percentage of fee for service and other revenue	0.30%	0.20%	0.40%	0.20%